Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Redeemable non-controlling interests
Opening balance	¥ 1,438,082		¥ 1,421,680
Net income attributable to redeemable non-controlling interest	45,969	$ 6,475	43,759	¥ 12,362
Settle derivative liabilities with shares	100,807
Impact from deconsolidation of a subsidiary due to loss of control			(27,357)
Closing balance	¥ 1,584,858	$ 223,223	¥ 1,438,082	¥ 1,421,680